Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	£ 68,292	£ 69,052
Less: other equity instruments (recognised as AT1 capital)	(13,284)	(12,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(787)	(666)
Adjustment to retained earnings for foreseeable other equity coupons	(37)	(32)
Goodwill and intangible assets	(8,239)	(8,061)
Fair value reserves related to gains or losses on cash flow hedges	(7,235)	(853)	£ 1,575
Defined benefit pension fund assets	(4,743)	(3,879)
T1 capital
Capital resources [abstract]
PRA transitional total regulatory capital	60,102	60,143
CET1 capital
Capital resources [abstract]
Additional value adjustments (PVA)	(1,726)	(1,585)
Goodwill and intangible assets	(8,224)	(6,804)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,500)	(1,028)
Fair value reserves related to gains or losses on cash flow hedges	7,237	852
Excess of expected losses over impairment	(119)	0
Gains or losses on liabilities at fair value resulting from own credit	(620)	892
Defined benefit pension fund assets	(3,430)	(2,619)
Direct and indirect holdings by an institution of own CET1 instruments	(20)	(50)
Adjustment under IFRS 9 transitional arrangements	700	1,229
Other regulatory adjustments and deductions	396	345
PRA transitional total regulatory capital	46,878	47,327
AT1 capital
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	13,284	12,259
Qualifying capital (including minority interests) issued by subsidiaries	0	637
Other regulatory adjustments and deductions	(60)	(80)
PRA transitional total regulatory capital	13,224	12,816
T2 capital
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	9,000	8,713
Adjustment under IFRS 9 transitional arrangements	35	73
Qualifying capital (including minority interests) issued by subsidiaries	1,095	1,113
Other regulatory adjustments and deductions	(160)	(160)
PRA transitional total regulatory capital	£ 70,072	£ 69,882